                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel and Chief Compliance Officer
Phone: 305-379-7272

Signature, Place and Date of Signing:

/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA             May 14, 2012
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total: 158,877 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                   31-Mar-12

                                                                                          Voting Authority
                                                                                          ----------------
                                                         Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Avis Budget Group                COM          053774105   6410    453038 SH        Sole             453038
Cadence Design Sys Inc           COM          127387108   5410    456909 SH        Sole             456909
Carbo Ceramics Inc               COM          140781105   4400     41722 SH        Sole              41722
Carefusion Corp                  COM          14170T101   7340    283077 SH        Sole             283077
Celanese Corp Del                COM SER A    150870103   7073    153166 SH        Sole             153166
Cheniere Energy Inc              CALL         16411R908    300      8000 SH  CALL  Sole               8000
Cheniere Energy Inc              COM NEW      16411R208  25923   1730521 SH        Sole            1730521
Cheniere Energy Inc              PUT          16411R958   4050     15000 SH  PUT   Sole              15000
Delphi Automotive plc            SHS          G27823106   4025    127379 SH        Sole             127379
Expedia Inc Del                  COM NEW      30212P303   5999    179382 SH        Sole             179382
Hanesbrands Inc.                 COM          410345102   9025    305530 SH        Sole             305530
Hewlett Packard Co               COM          428236103   7012    294237 SH        Sole             294237
Hill Rom Hldgs Inc               COM          431475102   4354    130314 SH        Sole             130314
Lexmark Intl New                 CL A         529771107   3248     97702 SH        Sole              97702
Marvell Technology Group Ltd     ORD          G5876H105   6467    411130 SH        Sole             411130
NII Hldgs Inc                    CL B NEW     62913F201  10478    572234 SH        Sole             572234
P F Changs China Bistro Inc      COM          69333Y108   4917    124411 SH        Sole             124411
Primerica Inc                    COM          74164M108   1643     65179 SH        Sole              65179
Rent A Ctr Inc New               COM          76009N100   9109    241309 SH        Sole             241309
Rockwood Hldgs Inc               COM          774415103   3477     66680 SH        Sole              66680
Seagate Technology plc           SHS          G7945M107   3709    137608 SH        Sole             137608
SPDR S&P 500 ETF TR              PUT          78462F953   2739     46400 SH  PUT   Sole              46400
Sprint Nextel Corp               CALL         852061900     54      8334 SH  CALL  Sole               8334
Sprint Nextel Corp               COM SER 1    852061100   3014   1057511 SH        Sole            1057511
Symetra Finl Corp                COM          87151Q106   6440    558536 SH        Sole             558536
Valassis Communications Inc      CALL         918866904     62      4950 SH  CALL  Sole               4950
Valassis Communications Inc      COM          918866104   6345    275863 SH        Sole             275863
Western Digital Corp             COM          958102105   5854    141444 SH        Sole             141444